SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Amount
Outstanding at the beginning of the year	81,269
Granted
Forfeited	(19,269)
Exercised
Outstanding at the end of the year	62,000	81,269
Exercisable options at the end of the year	62,000
Options vested and expected to vest at end of year	62,000
Weighted average exercise price
Outstanding at the beginning of the year	$ 9.57
Forfeited	8.41
Outstanding at the end of the year	9.93	$ 9.57
Exercisable options at the end of the year	9.93
Options vested and expected to vest at end of year	$ 9.93
Weighted average Remaining contractual term (years)
Outstanding	9 months 29 days	1 year 5 months 5 days
Exercisable	9 months 29 days
Options vested and expected to vest	9 months 29 days